STOCKHOLDERS’ DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 12 – STOCKHOLDERS’ DEFICIT

Common stock

The Company has authorized 4,000,000,000 shares of $0.0001 par value common stock. As of March 31, 2023, and December 31, 2022, there were 1,783,508,869 and 1,676,014,753 shares of common stock issued and outstanding, respectively. During the three months ended March 31, 2023, the Company sold 107,494,116 common shares pursuant to the terms of its equity line and raised $258,597 in proceeds.

Preferred Stock Series A

On July 2, 2019, the Company filed a Certificate of Amendment (the “Charter Amendment”) to the Company’s Articles of Incorporation (as amended to date, the “Articles of Incorporation”) with the Secretary of State of the State of Nevada. The Charter Amendment increased the Company’s capitalization to 2,000,000,000 shares of Common Stock and 20,000,000 shares of Preferred Stock, of which 5,000,000 were designated as Series A Convertible Preferred Stock.

As of March 31, 2023 and 2022 the Company had 20,000,000 shares of $0.0001 par value preferred stock authorized and there were 4,250,579 shares of Series A Preferred Stock issued and outstanding.

On May 22, 2019, the Company authorized and designated a class of Series A Convertible Preferred Stock (“Series A Preferred Stock”), in accordance with a Certificate of Designation filed with the State of Nevada (the “Series A Designation”). It subsequently issued 4,126,776 restricted shares of Series A Preferred Stock to various employees and service providers to compensate and reward them for services and to incentivize them to provide continued service to the Company. The Series A Preferred Stock receives relative rights and preferences under terms and conditions set forth in the Certificate of Designation of the Preferred Stock.

Pursuant to the Series A Designation, each share of Series A Preferred Stock may be converted into 50 shares of common stock of the Company. The Series A Preferred Stockholders shall be entitled to share among dividends with the common stock shareholders of the Company on an as-converted basis. The Series A Preferred Stockholders shall vote with the common stock as a single class, on a 100 to 1 basis, such that for every share of Series A Preferred Stock held, such shares shall entitle the holder to cast 100 votes. The holders of the Series A Preferred Stock have no liquidation or redemption preference rights but get treated as common stockholders on an as converted basis.

The Company believes that the issuance of the Series A Preferred Stock was exempt from the registration requirements under the Securities Act of 1933, as amended pursuant to Section 4(a)(2) of the Act in that said transaction did not involve a public solicitation and said restricted shares were issued to only a small number of employees and consultants with an ongoing relationship with the Company.

As of March 31, 2023, and December 31, 2022, there were 4,250,579 shares of Series A Preferred issued and outstanding.

Preferred Stock Series B (Update)

On January 3, 2022, the Company authorized and designated a class of 2,500 shares, par value $0.0001, of Series B Convertible Preferred Stock (“Series B Preferred Stock”), in accordance with a Certificate of Designation filed with the State of Nevada (the “Series 5 Designation”).

During the three months ended March 31, 2023, the Company issued 117 Preferred B shares to GHS. These share shares were valued as follows:

●	6 shares were considered financing fees valued at $6,000

●	111 shares were used to raise 111,000 in cash

As of March 31, 2023, there were 2,422 Preferred B shares outstanding, all Preferred B Shares of which are currently held by GHS.

Warrants

In connection with the issuance of Series B Preferred Stock to the Company described in Note 14, the Company issued 279,655,690 warrants, with a five-year life, at an average strike price of $0.0788.

A summary of warrants is as follows:

Schedule of warrants
	Number of Warrants	Weighted Average Exercise
Balance outstanding, December 31, 2020	23,805,027
Warrants expired or forfeited	(8,004,708)	-
Balance outstanding and exercisable, December 31, 2021	15,800,319	$0.00475
Warrants exercised or forfeited	(15,800,319)
Warrants granted during the year ended December 31, 2022	279,655,690	$0.00788	(a)
Balance outstanding and exercisable, December 31, 2022	279,655,690
Warrants exercised or forfeited	-
Warrants granted during the three months ended March 31, 2023	55,785,127
Balance outstanding and exercisable, March 31, 2023	335,440,817

(a)	The strike price is subject to adjustment based on the market price of the Company’s stock price.

Information relating to outstanding warrants on March 31, 2023, summarized by exercise price, is as follows:

The weighted-average remaining contractual life of all warrants outstanding and exercisable on March 31, 2023 is approximately 4.26 years. As of March 31, 2023, there were 58,013,989 warrants “in the money” at an average price of $0.00279 with an intrinsic value of approximately $93,000.

Preferred Stock Series C

On May 25, 2022, the Company authorized and designated a class of 10,000 shares of Series C Preferred Stock, par value $0.0001. The holders of the Series C Preferred Stock shall have the right to cast one million (1,000,000) votes for each share held of record on all matters submitted to a vote of holders of the Company’s common stock. On the same date, the Company issued to each of Zach Bair, Chief Executive Officer & Chairman, Anthony Cardenas, Chief Financial Officer and Director, and Lou Mann, Executive Vice President and Director, 1,000 shares of this newly created Series C Preferred Stock for services rendered. These share which represented 3,000,000,000 (billion) votes, was valued at the trading price of the Company’s securities of $0.0051 on the date of Board of Director approval. As a result, the Company recorded a non-cash charge of $15,300,000 on its Statement of Operation for the three months ended June 30, 2022.

As of March 31, 2023 and December 31, 2022, there were 3,000 shares of Series C Preferred Stock outstanding.

NOTE 13 – STOCKHOLDERS’ DEFICIT

Common stock

The Company has authorized 2,000,000,000 shares of $0.0001 par value common stock. As of December 31, 2022, and December 31, 2021, there were 1,676,014,753 and 1,411,799,497 shares of common stock issued and outstanding respectively.

Preferred Stock Series A

On July 2, 2019, the Company filed a Certificate of Amendment (the “Charter Amendment”) to the Company’s Articles of Incorporation (as amended to date, the “Articles of Incorporation”) with the Secretary of State of the State of Nevada. The Charter Amendment increased the Company’s capitalization to 2,000,000,000 shares of Common Stock and 20,000,000 shares of Preferred Stock, of which 5,000,000 were designated as Series A Convertible Preferred Stock.

As of December 31, 2022 and 2021 the Company had 20,000,000 shares of $0.0001 par value preferred stock authorized and there were 4,250,579 shares of Series A Preferred Stock issued and outstanding.

On May 22, 2019, the Company authorized and designated a class of Series A Convertible Preferred Stock (“Series A Preferred Stock”), in accordance with a Certificate of Designation filed with the State of Nevada (the “Series A Designation”). It subsequently issued 4,126,776 restricted shares of Series A Preferred Stock to various employees and service providers to compensate and reward them for services and to incentivize them to provide continued service to the Company. The Series A Preferred Stock receives relative rights and preferences under terms and conditions set forth in the Certificate of Designation of the Preferred Stock.

Pursuant to the Series A Designation, each share of Series A Preferred Stock may be converted into 50 shares of common stock of the Company. The Series A Preferred Stockholders shall be entitled to share among dividends with the common stock shareholders of the Company on an as-converted basis. The Series A Preferred Stockholders shall vote with the common stock as a single class, on a 100 to 1 basis, such that for every share of Series A Preferred Stock held, such shares shall entitle the holder to cast 100 votes. The holders of the Series A Preferred Stock have no liquidation or redemption preference rights but get treated as common stockholders on an as converted basis.

The Company believes that the issuance of the Series A Preferred Stock was exempt from the registration requirements under the Securities Act of 1933, as amended pursuant to Section 4(a)(2) of the Act in that said transaction did not involve a public solicitation and said restricted shares were issued to only a small number of employees and consultants with an ongoing relationship with the Company.

As of December 31, 2022, and December 31, 2021, there were 4,250,579 shares of Series A Preferred issued and outstanding.

Preferred Stock Series B (Update)

On January 3, 2022, the Company authorized and designated a class of 1,600 shares, par value $0.0001 of Series B Convertible Preferred Stock (“Series B Preferred Stock”), in accordance with a Certificate of Designation filed with the State of Nevada (the “Series 5 Designation”).

During the year ended December 31, 2022 the Company issued 2,305 Preferred B shares to GHS. These share shares were valued as follows:

●	1,980 shares were used to raise $1,964,600 in gross proceeds

●	266 shares were used to retire $319,200 in debt

●	59 shares were used to pay financing fees -these shares were valued at $68,400

Warrants

In connection with the issuance of Series B Preferred Stock to the Company described in Note 14, the Company issued 279,655,690 warrants, with a five year life, at an average strike price of $0.0788

A summary of warrants is as follows:

	Number of Warrants	Weighted Average Exercise
Balance outstanding, December 31, 2020	23,805,027
Warrants expired or forfeited	(8,004,708)	-
Balance outstanding and exercisable, December 31, 2021	15,800,319	$0.00475
Warrants exercised or forfeited	(15,800,319)
Warrants granted during the year ended December 31, 202	279,655,690	$0.00788	(a)
Balance outstanding and exercisable, December 31, 2022	279,655,690

(a)	The strike price is subject to adjustment based on the market price of the Company’s stock price

Information relating to outstanding warrants on December 31, 2022, summarized by exercise price, is as follows:

The weighted-average remaining contractual life of all warrants outstanding and exercisable on December 31, 2022 is approximately 4.51 years. As of December 31, 2022 there were 70,013,989 warrants “in the money” at an average price of $0.002845 with an intrinsic value of approximately $39,000.

Preferred Stock Series C

On May 25, 2022 the Company authorized and designated a class of 10,000 shares of Series C Preferred Stock, par value $0.0001. The holders of the Series C Preferred Stock shall have the right to cast one million (1,000,000) votes for each share held of record on all matters submitted to a vote of holders of the Company’s common stock. On the same date, the Company issued to each of Zach Bair, CEO & Chairman, Anthony Cardenas, CCO and Director, and Lou Mann, EVP and Director, 1,000 shares of this newly created Series C Preferred Stock for services rendered. These share which represented 3,000,000,000 (billion) votes was valued at the trading price of the Company’s securities of $0.0051 on the date of Board of Director approval. As a result the Company recorded a non-cash charge of $15,300,000 on its Statement of Operation for the three months ended June 30, 2022. As of December 31, 2022 and December 31, 2021, the were 3,000 shares of Series C Preferred Stock outstanding.